APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS The consolidated financial statements were authorized for issue by the Company’s board of directors on April 2, 2025.